Intangible Assets, Net (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Schedule of intangible assets, net
Management Supporting System	$ 626,717	$ 587,247
User Office Management Software	567,029	531,319
Multi Account Trading System	686,404	643,176
MTK Club Management System	534,858
MTK Multi Trading Commissions System	560,986
MTK Office Management System	353,498
AGM domain name	14,800
Total intangible assets	3,344,292	1,761,742
Less: accumulated amortization	(240,164)	(14,682)
Total intangible assets, net	$ 3,104,128	$ 1,747,060